Document and Entity Information	Jan. 31, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	ELI LILLY & Co
Amendment Flag	false
Entity Central Index Key	0000059478
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Incorporation State Country Code	IN
Entity File Number	001-06351
Entity Tax Identification Number	35-0470950
Entity Address, Address Line One	Lilly Corporate Center
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	(317)
Local Phone Number	276-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (no par value)
Trading Symbol	LLY
Security Exchange Name	NYSE
M 1.000 Notes Due 20228 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2022
Trading Symbol	LLY22
Security Exchange Name	NYSE
M 718 Notes Due 20251 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/8% Notes due 2025
Trading Symbol	LLY25
Security Exchange Name	NYSE
M 1.625 Notes Due 20262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2026
Trading Symbol	LLY26
Security Exchange Name	NYSE
M 2.125 Notes Due 20303 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2030
Trading Symbol	LLY30
Security Exchange Name	NYSE
M 0.625 Notes Due 20314 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2031
Trading Symbol	LLY31
Security Exchange Name	NYSE
M 0.500 Notes Due 20335 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2033
Trading Symbol	LLY33
Security Exchange Name	NYSE
M 6.77 Notes Due 20366 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.77% Notes due 2036
Trading Symbol	LLY36
Security Exchange Name	NYSE
A 1625 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2043
Trading Symbol	LLY43
Security Exchange Name	NYSE
M 1.700 Notes Due 20497 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.700% Notes due 2049
Trading Symbol	LLY49A
Security Exchange Name	NYSE
A 1125 Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2051
Trading Symbol	LLY51
Security Exchange Name	NYSE
A 1375 Notes Due 2061 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2061
Trading Symbol	LLY61
Security Exchange Name	NYSE